COLUMBIA PARTNERS
                                   Equity Fund

     Dear Fellow Shareholders:

     We are pleased to present the investment results for the Columbia Partners Equity Fund. The Fund in the six-month period since we last reported to you, September 30, 1999 to March 31, 2000, was up 53.3% and for the past twelve months ended March 31, 2000, was up 76.6%. The Fund's investment results are compared to the unmanaged S&P 500 Index and the Russell 2000 Index in the table and chart below.

                            Returns for the Periods Ending March 31, 2000

                                                                 Since Inception
 Fund/Index           1st Quarter 2000    6 Months    1 Year     (April 1, 1999)
 ----------           ----------------    --------    ------     ---------------

 Columbia Partners
 Equity Fund                27.2%           53.3%      76.6%          76.6%

 S&P 500 Index               2.3%           17.5%      17.9%          17.9%

 Russell 2000 Index          7.1%           26.2%      37.3%          37.3%


                     Columbia Partners
                     Equity Fund          S&P 500 Index      Russell 2000 Index
                       $17,656               $11,794             $13,558
                    ------------------    -------------      ------------------

3/31/99                 $10,000              $10,000             $10,000
6/30/99                  10,980               10,705              11,510
9/30/99                  10,940               10,036              10,746
12/31/99                 13,880               11,530              12,694
3/31/00                  17,656               11,794              13,558


The Columbia Partners Equity Fund's historical results are net of all expenses, and assume reinvestment of dividends and capital gains since April 1, 1999 (commencement of operations), versus the gross market benchmarks (the S&P 500 Index and the Russell 2000 Index), which assume all dividends are reinvested. When trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Review & Outlook

         The equity markets' performance since our last report has been a continuation of trends that have been long standing: positive returns, growth stocks outperforming value stocks, and the technology sector providing the greatest returns. The numbers, however, mask a volatile first quarter in 2000 that took investors, and the NASDAQ market in particular, on a wild roller coaster ride.

         After a few shaky days in early January, technology and biotech stocks got back down to the important business of heading to the stratosphere. At its peak on March 10, the NASDAQ was up 24% year to date. The NASDAQ then went through a series of gyrations, mostly to the downside, which saw the Index drop 10% from its high, but still finish up 12.4% for the quarter.

         We believe that a correction in the technology stocks was inevitable. The sector had moved up too quickly, and many stocks had become fully valued. We also believe that this is a healthy occurrence, and should be followed by a recovery. Based on valuation concerns, we had pared back our tech holdings in the fourth quarter, and continued to take profits in the first quarter. We are emphasizing consumer cyclical and telecommunications stocks, and energy stocks representation has been increased.

         We continue to look for companies with strong earnings growth whose stocks are selling at reasonable valuations. A disciplined blend of both the growth and the value philosophies is the best investment strategy for producing consistent incremental return, we believe, and our portfolios are diversified across all economic sectors to constrain risk.

         As long as fundamentals remain intact, we expect market leadership to return to the growth oriented stocks and sectors. As always, we will be diligent in observing shifting trends in expectations and fundamentals for the various market sectors. Our emphasis will shift along with confirmed shifts in our indicators.

                                   Very truly yours,



                                   Terence W. Collins, President

COLUMBIA PARTNERS EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000
COMMON STOCK - 80.7%                                               SHARES                      VALUE

APPAREL STORES - 1.9%
Chico's FAS, Inc. (a)                                                  26,535                    $ 449,851
                                                                                          -----------------
AUTOS & AUTO PARTS - 1.5%
Gentex Corp. (a)                                                        9,805                      363,398
                                                                                          -----------------
BANKS - 4.8%
Citigroup, Inc.                                                        19,452                    1,153,747
                                                                                          -----------------
BEVERAGES - 1.5%
Coca-Cola Co.                                                           7,665                      361,692
                                                                                          -----------------
BUILDING SUPPLIES - 3.4%
Home Depot, Inc.                                                       12,380                      809,342
                                                                                          -----------------
COMMUNICATIONS EQUIPMENT - 4.6%
Cable Design Technologies Corp. (a)                                     9,230                      308,628
Lucent Technologies, Inc.                                               7,075                      429,806
Terayon Communication Systems, Inc. (a)                                 1,740                      356,700
                                                                                          -----------------
                                                                                                 1,095,134
                                                                                          -----------------
COMPUTER SERVICES & SOFTWARE - 12.6%
Ariba, Inc. (a)                                                         1,485                      311,293
Citrix Systems, Inc. (a)                                                9,065                      600,556
ImproveNet, Inc. (a)                                                       60                          443
Inktomi Corp. (a)                                                       2,800                      546,000
Microsoft Corp. (a)                                                     8,255                      880,189
Rational Software Corp. (a)                                             5,110                      390,596
RealNetworks, Inc. (a)                                                  5,440                      309,995
                                                                                          -----------------
                                                                                                 3,039,072
                                                                                          -----------------
COMPUTERS & OFFICE EQUIPMENT - 5.3%
Cisco Systems, Inc. (a)                                                 8,250                      635,250
Reynolds & Reynolds Co. - Cl A                                          9,805                      262,284
Seagate Technology, Inc. (a)                                            6,265                      377,466
                                                                                          -----------------
                                                                                                 1,275,000
                                                                                          -----------------
DEPARTMENT & DISCOUNT STORES - 4.5%
Target Corp.                                                            8,255                      617,061
Wal-Mart Stores, Inc.                                                   8,255                      470,019
                                                                                          -----------------
                                                                                                 1,087,080
                                                                                          -----------------
DRUGS & PHARMACEUTICALS - 3.2%
Pfizer, Inc.                                                           12,875                      471,547
Theragenics Corp. (a)                                                  22,745                      298,528
                                                                                          -----------------
                                                                                                   770,075
                                                                                          -----------------
GROCERY STORES - 2.8%
Safeway, Inc. (a)                                                      14,735                      666,759
                                                                                          -----------------
HEALTH - DIVERSIFIED - 3.4%
American Home Products Corp.                                            7,665                      410,557
Johnson & Johnson                                                       5,895                      413,387
                                                                                          -----------------
                                                                                                   823,944
                                                                                          -----------------
COLUMBIA PARTNERS EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000

COMMON STOCKS - CONTINUED                                          SHARES                      VALUE

INVESTMENT BANKING & BROKERAGE - 2.3%
Merrill Lynch & Co., Inc.                                               5,305                    $ 549,068
                                                                                          -----------------
MANUFACTURERS - DIVERSIFIED - 2.7%
General Electric Co.                                                    4,125                      641,695
                                                                                          -----------------
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Priority Healthcare - Cl B (a)                                              1                           25
Sybron International Corp. (a)                                          6,510                      188,383
                                                                                          -----------------
                                                                                                   188,408
                                                                                          -----------------
OIL & GAS - 3.2%
BJ Services Co. (a)                                                     6,015                      440,223
Nabors Industries Inc. (a)                                              8,485                      328,794
                                                                                          -----------------
                                                                                                   769,017
                                                                                          -----------------
RESTAURANTS - 2.0%
McDonald's Corp.                                                       12,970                      488,807
                                                                                          -----------------
RETAIL SPECIALTY STORES - 2.3%
Costco Wholesale Corp.(a)                                              10,610                      557,688
                                                                                          -----------------
SEMICONDUCTORS - 12.6%
Broadcom Corp. - Cl A (a)                                               3,625                      880,422
Dallas Semiconductor Corp.                                              7,910                      292,176
Intel Corp.                                                             7,075                      933,900
TranSwitch Corp. (a)                                                    4,450                      427,478
Vitesse Semiconductor Corp. (a)                                         5,110                      491,518
                                                                                          -----------------
                                                                                                 3,025,494
                                                                                          -----------------
TELEPHONE SERVICES - 5.3%
Covad Communications Group, Inc. (a)                                    4,200                      304,237
MCI WorldCom, Inc. (a)                                                  7,897                      358,326
RCN Corp. (a)                                                           4,365                      234,892
Winstar Communications, Inc. (a)                                        6,427                      385,620
                                                                                          -----------------
                                                                                                 1,283,075
                                                                                          -----------------

TOTAL COMMON STOCK (COST $15,620,083)                                                           19,398,346
                                                                                          -----------------
                                                                 PRINCIPAL
                                                                   VALUE                       VALUE

Money Market Securities - 15.8%
Firstar Treasury Fund, 5.09% (b) (Cost $3,789,774)                  3,789,774                  $ 3,789,774
                                                                                          -----------------

TOTAL INVESTMENTS (COST $19,409,857) - 96.5%                                                    23,188,120
                                                                                          -----------------
OTHER ASSETS LESS LIABILITIES - 3.5%                                                               852,237
                                                                                          -----------------
TOTAL NET ASSETS - 100.0%                                                                     $ 24,040,357
                                                                                          =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2000.

COLUMBIA PARTNERS EQUITY FUND                                                             MARCH 31, 2000
STATEMENT OF ASSETS & LIABILITIES

ASSETS

Investment in securities (cost $19,409,857)                                                 $ 23,188,120
Cash                                                                                              33,085
Receivable for securities sold                                                                   761,917
Dividends receivable                                                                               3,427
Interest receivable                                                                                9,820
Receivable for fund shares sold                                                                   75,000
                                                                                      -------------------
   TOTAL ASSETS                                                                               24,071,369

LIABILITIES

Accrued investment advisory fee payable                                   $ 25,377
Payable for securities purchased                                             5,635
                                                                  -----------------
   TOTAL LIABILITIES                                                                              31,012
                                                                                      -------------------

NET ASSETS                                                                                  $ 24,040,357
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                               16,900,872
Accumulated undistributed net realized gain on investments                                     3,361,222
Net unrealized appreciation on investments                                                     3,778,263
                                                                                      -------------------

NET ASSETS, for  1,400,556 shares                                                           $ 24,040,357
                                                                                      ===================

NET ASSET VALUE
Offering price and redemption price per share ($24,040,357 / 1,400,556 )                         $ 17.16
                                                                                      ===================


COLUMBIA PARTNERS EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2000
INVESTMENT INCOME
Dividend income                                                                                  $ 35,592
Interest income                                                                                    63,463
                                                                                           ---------------
TOTAL INCOME                                                                                       99,055

EXPENSES
Investment advisory fee                                                        $ 133,984
Trustees' fees                                                                     2,596
                                                                      -------------------
Total expenses before reimbursement                                              136,580
Reimbursed expenses                                                               (2,596)
                                                                      -------------------
Total operating expenses                                                                          133,984
                                                                                           ---------------
NET INVESTMENT LOSS                                                                               (34,929)
                                                                                           ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                     3,818,020
Change in net unrealized appreciation (depreciation)
   on investment securities                                                    3,778,263
                                                                      -------------------
Net gain on investment securities                                                               7,596,283
                                                                                           ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ 7,561,354
                                                                                           ===============

COLUMBIA PARTNERS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31, 2000
INCREASE IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                        $ (34,929)
   Net realized gain on investment securities                                          3,818,020
   Change in net unrealized appreciation (depreciation)                                3,778,263
                                                                                -----------------
   Net increase in net assets resulting from operations                                7,561,354
                                                                                -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                                  0
   From net realized gain                                                               (421,869)
                                                                                -----------------
   Total distributions                                                                  (421,869)
                                                                                -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                   17,229,187
   Shares issued in reinvestment of distributions                                        421,869
   Shares redeemed                                                                      (750,184)
                                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                            16,900,872
                                                                                -----------------
   TOTAL INCREASE IN NET ASSETS                                                       24,040,357
                                                                                -----------------
NET ASSETS
   Beginning of period                                                                         0
                                                                                -----------------
   End of period [including accumulated undistributed
      net investment income of $0]                                                  $ 24,040,357
                                                                                =================

COLUMBIA PARTNERS EQUITY FUND
FINANCIAL HIGHLIGHTS
YEAR ENDED MARCH 31, 2000
SELECTED PER SHARE DATA

Net asset value, beginning of period                      $ 10.00
                                                   ---------------
Income from investment operations
   Net investment loss                                      (0.04)
   Net realized and unrealized gain                          7.59
                                                   ---------------
Total from investment operations                             7.55
                                                   ---------------
Less Distributions
   From net investment income                                0.00
   From net realized gain                                   (0.39)
                                                   ---------------
Total distributions                                         (0.39)
                                                   ---------------
Net asset value, end of period                            $ 17.16
                                                   ===============

TOTAL RETURN                                               76.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                           $24,040
Ratio of expenses to average net assets                     1.20%
Ratio of expenses to average net assets
   before reimbursement                                     1.22%
Ratio of net investment income (loss) to
   average net assets                                       (0.31)%
Ratio of net investment income (loss) to
   average net assets before reimbursement                  (0.34)%
Portfolio turnover rate                                   215.08%

                          COLUMBIA PARTNERS EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000

NOTE 1.  ORGANIZATION

     Columbia Partners Equity Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                         COLUMBIA PARTNERS EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to accumulated net realized gains.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Columbia Partners, L.L.C. (the "Advisor") to manage the Fund's investments. The Advisor was organized as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. The Advisor was organized in 1995. The investment decisions for the Fund are made by a team of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended March 31, 2000 the Advisor received a fee of $133,984 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.20%. For the fiscal year ended March 31, 2000, the Advisor reimbursed expenses of $2,596. There is no assurance that such reimbursement will continue in the future.

                          COLUMBIA PARTNERS EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                            MARCH 31, 2000 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year ended March 31, 2000 the Administrator received fees of $30,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the fiscal year ended March 31, 2000, Unified received fees of $15,790 from the Advisor for transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal year ended March 31, 2000, Unified received fees of $15,600 from the Advisor for fund accounting services.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the fiscal year ended March 31, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                         COLUMBIA PARTNERS EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of March 31, 2000 there was an unlimited number of authorized shares for the Fund. Paid in capital at March 31, 2000 was $16,900,872.

     Transactions in shares were as follows:


                                             FOR THE FISCAL YEAR ENDED
                                                   MARCH 31, 2000

                                           SHARES                 DOLLARS

Shares sold                               1,426,414             $17,229,187
Shares issued in
reinvestment                                 30,997                 421,869
Shares  redeemed
                                            (56,855)               (750,184)
                                          ----------            -----------
                                          1,400,556             $16,900,872
                                          ==========            ===========

NOTE 5.  INVESTMENTS

     For the fiscal year ended March 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $32,638,522 and $20,836,460, respectively. As of March 31, 2000, the gross unrealized appreciation for all securities totaled $4,106,042 and the gross unrealized depreciation for all securities totaled $327,779 for a net unrealized appreciation of $3,778,263. The aggregate cost of securities for federal income tax purposes at March 31, 2000 was $19,409,857.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees

Columbia Partners Equity Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Columbia Partners Equity Fund, including the schedule of portfolio investments, as of March 31, 2000, and the related statement of operations, the statement of changes in net assets , and the financial highlights for the for the period indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Columbia Partners Equity Fund as of March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
April 20, 2000

Dear Fellow Shareholders,

The Martin Capital Opportunity Funds performed extremely well for the first fiscal year, which ended March 31, 2000. The U.S. Opportunity Fund returned 61.9% for the fiscal year vs. 17.9% for the S&P 500. The Austin Opportunity Fund returned 40.2% for the period from inception September 1, 1999 through March 31, 2000 vs. 14.3% for the S&P 500 during that same time frame. These returns were achieved with practically no turnover within the portfolios.

Both funds performed well due in part to the strength of the high-tech sector. Although the fiscal year ended with some weakness in those same high-tech stocks, we remain committed to buying quality growth companies and holding them for the long term.

OUTLOOK

The short-term outlook is clouded by higher oil prices and rising interest rates, pushed up over the past nine months by inflation concerns associated with potentially unsustainable economic growth. These higher rates are primarily responsible for the market volatility we have seen recently. In the long term, productivity of the labor force is increasing at a rapid rate, spurred by the high-tech revolution. This increasing productivity will allow faster economic growth with less inflation. It will also help to increase corporate earnings.
Within the Martin Capital Opportunity Funds, we have attempted to select companies that will benefit from the demand for greater productivity.

Powerful bull markets are characterized by high valuations. As long as the economy keeps growing at above average rates and inflation remains lower than average, high valuation levels can be sustained indefinitely. From time to time, however, when the economy shows signs of slowing to a below-average rate of growth, or inflation looks like it may pick up, the stock market can be merciless in reducing valuation levels. Eventually, when the stock market begins to look past short-term economic growth or inflation concerns to long-term above-average economic growth and lower inflation trends, the bull market resumes, taking stocks to new highs. As long as we can make a good case for long-term sustainable growth with low inflation, we will be much less inclined to try to protect portfolios from apparent short-term risks at the expense of missing out on long-term bull market returns.

Thank you for your trust and confidence in the Martin Capital Opportunity Funds.

Sincerely,


Paul B. Martin, Jr.

AUSTIN OPPORTUNITY FUND

The Austin Opportunity Fund performed well as the Central Texas region continues to grow at a feverish pace. Population growth and job creation continues at near-record levels while new private ventures and initial public offerings are a weekly occurrence. The fund is invested in a balance of locally founded companies such as Vignette, PSW Technologies, and NetSolve along with older, more established companies with significant operations in Austin such as Advanced Micro Devices, Applied Materials and Apple Computer.

 Ten Largest Holdings                            Percent of Net Assets 3/31/00
 --------------------                            -----------------------------
 Vignette                                                    6.7%
 Advanced Micro Devices                                      4.9%
 Applied Materials                                           4.2%
 Broadwing                                                   3.5%
 Apple Computer                                              3.2%
 PSW Technologies                                            3.2%
 Cirrus Logic                                                2.8%
 NetSolve                                                    2.8%
 Motorola                                                    2.7%
 National Instruments                                        2.7%

We believe the Austin Opportunity Fund will continue to perform well over the long term. The constantly expanding global economy will become increasingly dependant upon technology and innovation leadership - both strong traits of the Central Texas region.

                  Returns for the Periods Ending March 31, 2000

Fund/Index           1st Quarter 2000     6 Months     1 Year    Since Inception
----------           ----------------     --------     ------    ---------------

Martin Capital Austin
   Opportunity Fund        6.1%            42.5%         n/a          40.2%

S&P 500 Index              2.3%            17.5%         n/a          14.3%

                        Martin Capital
                   Austin Opportunity Fund             S&P 500 Index
                         $14,020                          $11,429
                   -----------------------             -------------

8/31/99                  $10,000.00                       $10,000.00
9/30/99                    9,840.00                         9,725.90
10/31/99                  10,490.00                        10,341.35
11/30/99                  12,000.00                        10,551.59
12/31/99                  13,210.00                        11,173.08
01/31/00                  13,530.00                        10,611.75
02/29/00                  14,520.00                        10,410.87
3/31/00                   14,020.00                        11,429.36


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on September 1, 1999 (commencement of operations) and held through March 31, 2000. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

U.S. OPPORTUNITY FUND

The U.S. Opportunity Fund exceeded our performance expectations as the U.S. economy and equity markets both expanded at a rapid rate. Most of the key holdings are in the technology sector at this time. This is a reflection of our belief that technology is the driver of economic growth into the 21st century. Our high-tech holdings have outperformed more traditional industries over the past 12 months.

Ten Largest Holdings                            Percent of Net Assets 3/31/00
--------------------                            -----------------------------
Qualcomm                                                    4.4%
Vignette                                                    3.4%
Lam Research                                                3.2%
Oracle Corp.                                                3.2%
LSI Logic                                                   2.7%
Applied Materials                                           2.5%
Sun Microsystems                                            2.5%
Advanced Micro Devices                                      2.3%
Cisco Systems                                               2.3%
Altera Corporation                                          2.2%


Broad-based stock indices such as the S&P 500 exceeded long-term average rates of growth during the first year of the U.S. Opportunity Fund. Not surprisingly, economic fundamentals were excellent during this time frame. The period was characterized by low inflation and significant growth in output both in terms of hours worked [productivity] and in the aggregate [GDP]. This scenario of high employment and productivity coupled with low inflation has persisted for so long that the Federal Reserve is rethinking its traditional trade-offs of economic growth against price increases.

The U.S. Opportunity Fund portfolio is structured to take advantage of an economy expanding at a healthy pace in an environment of low inflation and free markets. This approach has contributed to the high returns achieved over the past year, and we believe will continue to help sustain solid returns in the future.

                  Returns for the Periods Ending March 31, 2000

Fund/Index          1st Quarter 2000    6 Months    1 Year    Since Inception
----------          ----------------    --------    ------    ---------------

Martin Capital U.S.
   Opportunity Fund        10.7%          54.9%      61.9%         61.9%

S&P 500 Index               2.3%          17.5%      17.9%         17.9%


                        Martin Capital
                    U.S. Opportunity Fund          S&P 500 Index
                          $16,190                     $11,794
                    ---------------------          -------------

3/31/99                   $10,000.00                  $10,000.00
4/30/99                     9,870.00                   10,387.30
5/31/99                     9,690.00                   10,142.06
6/30/99                    10,560.00                   10,704.94
7/31/99                    10,210.00                   10,370.73
8/31/99                    10,350.00                   10,319.40
9/30/99                    10,450.00                   10,036.54
10/31/99                   11,410.00                   10,671.65
11/30/99                   12,640.00                   10,888.61
12/31/99                   14,630.00                   11,529.95
01/31/00                   14,110.00                   10,950.68
02/29/00                   15,750.00                   10,743.39
03/31/00                   16,190.00                   11,794.41

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on April 1, 1999 (commencement of operations) and held through March 31, 2000. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

MARTIN CAPITAL AUSTIN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000
COMMON STOCKS - 90.6%                                              SHARES                         VALUE

BIOTECHNOLOGY & DRUGS - 2.0%
Luminex Corp. (a)                                                         400                        $ 8,775
Pharmaceutical Product Development, Inc. (a)                              700                         11,856
                                                                                            -----------------
                                                                                                      20,631
                                                                                            -----------------
BUSINESS SERVICES - 0.1%
American Physicians Service Group, Inc. (a)                               500                          1,531
                                                                                            -----------------
CABLE & OTHER PAY TELEVISION SERVICES - 0.9%
Classic Communications, Inc. (a)                                          600                          9,450
                                                                                            -----------------
COMMUNICATIONS EQUIPMENT - 3.7%
Motorola, Inc.                                                            200                         28,475
Tellabs, Inc. (a)                                                          30                          1,888
VTEL Corp. (a)                                                          1,100                          8,525
                                                                                            -----------------
                                                                                                      38,888
                                                                                            -----------------
COMPUTER SERVICES & SOFTWARE - 17.6%
BMC Software, Inc. (a)                                                    300                         14,812
Computer Sciences Corp. (a)                                               300                         23,700
Electronic Arts, Inc. (a)                                                 300                         21,356
Electronic Data Systems Corp.                                             200                         12,938
Netpliance, Inc. (a)                                                    1,000                         14,500
NetSolve, Inc. (a)                                                        900                         29,025
Perficient, Inc. (a)                                                      700                         13,913
Pervasive Software, Inc. (a)                                            1,600                         20,600
PSW Technologies, Inc. (a)                                                850                         33,787
                                                                                            -----------------
                                                                                                     184,631
                                                                                            -----------------
COMPUTERS & OFFICE EQUIPMENT - 12.7%
Apple Computer, Inc. (a)                                                  250                         33,953
Crossroads Systems, Inc. (a)                                              240                         24,780
Dell Computer Corp. (a)                                                   450                         24,300
IKON Office Solutions, Inc.                                               200                          1,238
International Business Machines Corp.                                     180                         21,240
National Instruments Corp. (a)                                            600                         28,162
                                                                                            -----------------
                                                                                                     133,673
                                                                                            -----------------
ELECTRICAL EQUIPMENT - 4.2%
Applied Materials, Inc. (a)                                               470                         44,327
                                                                                            -----------------
ELECTRONIC INSTRUMENTS - 8.9%
Advanced Micro Devices, Inc. (a)                                          900                         51,469
Electrosource, Inc. (a)                                                 1,000                         14,312
Solectron Corp. (a)                                                       600                         24,225
XeTel Corp. (a)                                                         1,000                          3,125
                                                                                            -----------------
                                                                                                      93,131
                                                                                            -----------------
ENTERTAINMENT - 1.0%
Grand Adventures Tour & Travel Publishing Corp. (a)                     2,000                         10,000
                                                                                            -----------------

MARTIN CAPITAL AUSTIN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                                              SHARES                          VALUE

GROCERY STORES - 2.4%
Whole Foods Market, Inc. (a)                                              600                         24,834
                                                                                            -----------------
HEALTH - DIVERSIFIED - 1.7%
Abbott Laboratories, Inc.                                                 500                         17,688
                                                                                            -----------------
HEALTHCARE FACILITIES - 0.4%
Columbia/HCA Healthcare Corp.                                             100                          2,531
Prime Medical Services, Inc. (a)                                          200                          1,775
                                                                                            -----------------
                                                                                                       4,306
                                                                                            -----------------
INDUSTRIAL MACHINERY - 0.5%
DTM Corp. (a)                                                           2,000                          5,125
                                                                                            -----------------
INSURANCE - 0.8%
Citizens, Inc. (a)                                                        300                          1,969
Financial Industries Corp.                                                100                            950
Humana, Inc. (a)                                                          200                          1,487
InterContinental Life Corp. (a)                                           200                          2,000
National Western Life Insurance Co. - Cl A (a)                             30                          2,430
                                                                                            -----------------
                                                                                                       8,836
                                                                                            -----------------
INTERNET INFORMATION PROVIDERS - 11.9%

Drkoop.com, Inc. (a)                                                    1,500                          5,531
Garden.com, Inc. (a)                                                    1,500                         12,187
Hoover's, Inc.                                                          1,830                         20,816
ProsoftTraining.com (a)                                                   700                         15,575
Vignette Corp. (a)                                                        440                         70,483
                                                                                            -----------------
                                                                                                     124,592
                                                                                            -----------------
MANUFACTURERS - DIVERSIFIED - 0.3%
Minnesota Mining & Manufacturing Co.                                       30                          2,668
                                                                                            -----------------
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Arrhythmia Research Technology, Inc. (a)                                2,000                          5,000
Encore Medical Corp. (a)                                                2,000                          5,625
                                                                                            -----------------
                                                                                                      10,625
                                                                                            -----------------
NATURAL GAS - 1.7%
Southern Union Co.                                                      1,000                         18,063
                                                                                            -----------------
OIL & GAS OPERATIONS - 0.4%
Brigham Exploration Co. (a)                                             2,000                          4,500
                                                                                            -----------------
PERSONAL & HOUSEHOLD PRODUCTS - 0.1%
Surrey, Inc. (a)                                                        1,000                          1,594
                                                                                            -----------------
PHOTOGRAPHY & IMAGING - 1.9%
Dupont Photomask, Inc. (a)                                                350                         20,278
                                                                                            -----------------

MARTIN CAPITAL AUSTIN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                                              SHARES                          VALUE

PRINTING & PUBLISHING - 2.2%
Harte-Hanks Communications, Inc.                                        1,000                         22,688
                                                                                            -----------------
REAL ESTATE DEVELOPERS - 0.2%
Stratus Properties, Inc. (a)                                              500                          2,125
                                                                                            -----------------
RESTAURANTS - 1.3%
Schlotzky's Inc. (a)                                                    2,200                         13,200
                                                                                            -----------------
RETAIL & WHOLESALE - SPECIALTY - 3.7%
EZCORP, Inc. - Cl A                                                       500                          1,969
pcOrder.com, Inc. - Cl A (a)                                              700                         15,750
Travis Boats & Motors, Inc. (a)                                         1,600                         21,200
                                                                                            -----------------
                                                                                                      38,919
                                                                                            -----------------
SCIENTIFIC & TECHNICAL INSTRUMENTS - 0.8%
ThermoQuest Corp. (a)                                                     500                          8,406
                                                                                            -----------------
SEMICONDUCTORS - 4.5%
Cirrus Logic, Inc. (a)                                                  1,600                         29,200
Silicon Laboratories, Inc. (a)                                            200                         17,700
                                                                                            -----------------
                                                                                                      46,900
                                                                                            -----------------
TELECOMMUNICATIONS SERVICES - 3.7%
Broadwing, Inc.                                                         1,000                         37,126
SBC Communications, Inc.                                                   40                          1,688
                                                                                            -----------------
                                                                                                      38,814
                                                                                            -----------------

TOTAL COMMON STOCKS (COST $788,288)                                                                  950,423
                                                                                            -----------------

                                                                  PRINCIPAL
                                                                    VALUE                         VALUE

Money Market Securities - 10.1%
Firstar Treasury Fund, 5.09% (b) (Cost $105,373)                      105,373                        105,373
                                                                                            -----------------

TOTAL INVESTMENTS - 100.7%  (COST $893,661)                                                        1,055,796
                                                                                            -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                                                        (6,970)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 1,048,826
                                                                                            =================


(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at March 31, 2000.

MARTIN CAPITAL AUSTIN OPPORTUNITY FUND                                                    MARCH 31, 2000
STATEMENT OF ASSETS & LIABILITIES

ASSETS
Investment in securities (cost $893,661)                                                     $ 1,055,796
Cash                                                                                               2,526
Dividends receivable                                                                                  19
Interest receivable                                                                                1,060
                                                                                      -------------------
   TOTAL ASSETS                                                                                1,059,401

LIABILITIES
Accrued investment advisory fee payable                                    $ 1,003
Payable for securities purchased                                             9,562
Accrued other payables                                                          10
                                                                  -----------------
   TOTAL LIABILITIES                                                                              10,575
                                                                                      -------------------

NET ASSETS                                                                                   $ 1,048,826
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                                $ 886,691
Net unrealized appreciation on investments                                                       162,135
                                                                                      -------------------

NET ASSETS, for 74,784 shares                                                                $ 1,048,826
                                                                                      ===================

NET ASSET VALUE
Offering price and redemption price per share ($1,048,826 / 74,784)                              $ 14.02
                                                                                      ===================

MARTIN CAPITAL AUSTIN OPPORTUNITY FUND
STATEMENT OF OPERATIONS FOR THE PERIOD SEPTEMBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000
INVESTMENT INCOME
Dividend income                                                                                     $ 262
Interest income                                                                                     2,250
                                                                                           ---------------
TOTAL INCOME                                                                                        2,512

EXPENSES
Investment advisory fee                                                          $ 4,479
Trustees' fees                                                                       938
                                                                      -------------------
Total expenses before reimbursement                                                5,417
Reimbursed expenses                                                                 (938)
                                                                      -------------------
Total operating expenses                                                                            4,479
                                                                                           ---------------
NET INVESTMENT LOSS                                                                                (1,967)
                                                                                           ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                            65
Change in net unrealized appreciation
   on investment securities                                                      162,135
                                                                      -------------------
Net gain on investment securities                                                                 162,200
                                                                                           ---------------
NET INCREASE IN NET ASSETS                                                                      $ 160,233
    RESULTING FROM OPERATIONS                                                              ===============


MARTIN CAPITAL AUSTIN OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 1, 1999
(COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
   Net investment loss                                                                  $ (1,967)
   Net realized gain on investment securities                                                 65
   Change in net unrealized appreciation                                                 162,135
                                                                                -----------------
   Net increase in net assets resulting from operations                                  160,233
                                                                                -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                      889,826
   Shares redeemed                                                                        (1,233)
                                                                                -----------------
   Net increase in net assets resulting
   from share transactions                                                               888,593
                                                                                -----------------
TOTAL INCREASE IN NET ASSETS                                                           1,048,826
                                                                                -----------------

NET ASSETS

   Beginning of period                                                                         0
                                                                                -----------------
   End of period [including accumulated undistributed
      net investment income of $0]                                                   $ 1,048,826
                                                                                =================



MARTIN CAPITAL AUSTIN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD SEPTEMBER 1, 1999
(COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000
SELECTED PER SHARE DATA

Net asset value, beginning of period                      $ 10.00
                                                   ---------------
Income from investment operations
   Net investment loss                                      (0.04)
   Net realized and unrealized gain                          4.06
                                                   ---------------
Total from investment operations                             4.02
                                                   ---------------
Net asset value, end of period                            $ 14.02
                                                   ===============

TOTAL RETURN (b)                                           40.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             1,049
Ratio of expenses to average net assets                     1.25%  (a)
Ratio of expenses to average net assets
   before reimbursement                                     1.51%  (a)
Ratio of net investment income (loss) to
   average net assets                                      (0.55)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement                 (0.81)% (a)
Portfolio turnover rate                                     0.80%  (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

MARTIN CAPITAL U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000
COMMON STOCKS - 85.9%                                              SHARES                         VALUE

APPAREL STORES - 1.1%
Gap, Inc.                                                                 800                       $ 39,950
                                                                                            -----------------
BANKS - 2.7%
Citigroup, Inc.                                                           780                         46,264
Toronto-Dominion Bank                                                   2,000                         53,375
                                                                                            -----------------
                                                                                                      99,639
                                                                                            -----------------
BUILDING SUPPLIES - 1.4%
Home Depot, Inc.                                                          800                         52,300
                                                                                            -----------------
COMMUNICATIONS EQUIPMENT - 8.6%
At Home Corp. - Cl A (a)                                                  700                         23,056
Lucent Technologies, Inc.                                                 600                         36,450
Motorola, Inc.                                                            400                         56,950
QUALCOMM, Inc. (a)                                                      1,100                        164,037
VTEL Corp. (a)                                                          5,000                         38,750
                                                                                            -----------------
                                                                                                     319,243
                                                                                            -----------------
COMPUTER SERVICES & SOFTWARE - 18.1%
3Com Corp. (a)                                                          1,000                         55,625
Advent Software, Inc. (a)                                               1,600                         73,400
America Online, Inc. (a)                                                  700                         47,513
BMC Software, Inc. (a)                                                    700                         34,562
Cadence Design Systems, Inc. (a)                                        1,900                         38,713
Computer Associates International, Inc.                                   800                         47,350
EMC Corp. (a)                                                             600                         75,600
Microsoft Corp. (a)                                                       400                         42,650
Networks Associates, Inc. (a)                                           1,500                         48,375
Oracle Corp. (a)                                                        1,500                        117,094
Prodigy Communications Corp. (a)                                        1,500                         22,594
Yahoo! Inc. (a)                                                           400                         68,550
                                                                                            -----------------
                                                                                                     672,026
                                                                                            -----------------
COMPUTERS & OFFICE EQUIPMENT - 11.6%
Altera Corp. (a)                                                          900                         80,325
Cisco Systems, Inc. (a)                                                 1,100                         84,700
Dell Computer Corp. (a)                                                 1,000                         54,000
Hewlett-Packard Co.                                                       400                         53,250
Micron Technology, Inc. (a)                                               500                         63,000
Sun Microsystems, Inc. (a)                                              1,000                         93,688
                                                                                            -----------------
                                                                                                     428,963
                                                                                            -----------------
CONSTRUCTION - 0.6%
Centex Corp.                                                            1,000                         23,687
                                                                                            -----------------
DRUGS & PHARMACEUTICALS - 2.7%
Lilly (Eli) & Co.                                                         500                         31,563
Merck & Co., Inc.                                                         500                         31,469
Pfizer, Inc.                                                            1,000                         36,625
                                                                                            -----------------
                                                                                                      99,657
                                                                                            -----------------
MARTIN CAPITAL U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                                          SHARES                         VALUE

ELECTRICAL EQUIPMENT - 5.8%
American Power Conversion Corp. (a)                                     1,700                       $ 72,887
Applied Materials, Inc. (a)                                             1,000                         94,313
General Electric Co.                                                      300                         46,669
                                                                                            -----------------
                                                                                                     213,869
                                                                                            -----------------
ELECTRONIC INSTRUMENTS - 7.2%
LSI Logic Corp. (a)                                                     1,400                        100,537
Texas Instruments, Inc.                                                   500                         81,000
Advanced Micro Devices, Inc. (a)                                        1,500                         85,781
                                                                                            -----------------
                                                                                                     267,318
                                                                                            -----------------
ENTERTAINMENT - 1.3%
Time Warner, Inc.                                                         500                         49,469
                                                                                            -----------------
FINANCE - DIVERSIFIED - 1.2%
American Express Co.                                                      300                         44,681
                                                                                            -----------------
GROCERY STORES - 0.9%
Whole Foods Market, Inc. (a)                                              800                         33,112
                                                                                            -----------------
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
Lam Research Corp. (a)                                                  2,600                        117,162
                                                                                            -----------------
INSURANCE - 1.0%
Berkshire Hathaway Inc. - Cl B (a)                                         20                         36,460
                                                                                            -----------------
INTERNET INFORMATION PROVIDERS - 3.4%
Vignette Corp. (a)                                                        800                        128,150
                                                                                            -----------------
INVESTMENT COMPANY - 1.2%
Bear Stearns Cos., Inc.                                                 1,000                         45,750
                                                                                            -----------------
MEDICAL EQUIPMENT & SUPPLIES - 2.4%
Colorado MEDtech, Inc. (a)                                              3,000                         23,625
Medtronic, Inc.                                                         1,000                         51,563
VISX, Inc. (a)                                                            800                         14,600
                                                                                            -----------------
                                                                                                      89,788
                                                                                            -----------------
PHOTOGRAPHY & IMAGING - 1.2%
Dupont Photomask, Inc. (a)                                                800                         46,350
                                                                                            -----------------
RESTAURANTS - 1.8%
Starbucks Corp. (a)                                                     1,500                         67,219
                                                                                            -----------------
RETAIL & WHOLESALE - SPECIALTY - 2.2%
pcOrder.com, Inc. - Cl A (a)                                              700                         15,750
Tiffany & Co.                                                             800                         66,950
                                                                                            -----------------
                                                                                                      82,700
                                                                                            -----------------
MARTIN CAPITAL U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                                          SHARES                         VALUE

SECURITIES INDUSTRY - 2.6%
E*TRADE Group, Inc. (a)                                                 1,500                       $ 44,906
Schwab (Charles) Corp.                                                    900                         51,075
                                                                                            -----------------
                                                                                                      95,981
                                                                                            -----------------
SEMICONDUCTORS - 1.8%
Intel Corp.                                                               500                         66,000
                                                                                            -----------------
TELEPHONE SERVICES - 1.9%
AT&T Corp.                                                                500                         28,312
Qwest Communications International, Inc. (a)                              900                         43,200
                                                                                            -----------------
                                                                                                      71,512
                                                                                            -----------------

TOTAL COMMON STOCKS (COST $2,146,282)                                                              3,190,986
                                                                                            -----------------

                                                                  PRINCIPAL
                                                                    VALUE                         VALUE

U.S. GOVERNMENT OBLIGATIONS - 3.2%
U.S. Treasury Bond, 6%, 2/15/2026 (Cost $116,054)                     120,000                        118,688
                                                                                            -----------------
MONEY MARKET SECURITIES - 10.6%
Firstar Treasury Fund, 5.09% (b) (Cost $391,357)                      391,357                        391,357
                                                                                            -----------------

TOTAL INVESTMENTS - 99.7%  (COST $2,653,693)                                                       3,701,031
                                                                                            -----------------
OTHER ASSETS LESS LIABILITIES - 0.3%                                                                  12,204
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 3,713,235
                                                                                            =================

(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at March 31, 2000.

MARTIN CAPITAL U.S. OPPORTUNITY FUND                                                      MARCH 31, 2000
STATEMENT OF ASSETS & LIABILITIES

ASSETS
Investment in securities (cost $2,653,693)                                                   $ 3,701,031
Cash                                                                                                 496
Dividends receivable                                                                                 739
Interest receivable                                                                                3,308
Receivable for fund shares sold                                                                   11,500
Other receivables                                                                                     84
                                                                                      -------------------
   TOTAL ASSETS                                                                                3,717,158

LIABILITIES
Accrued investment advisory fee payable                                    $ 3,743
Accrued other payables                                                         180
                                                                  -----------------
   TOTAL LIABILITIES                                                                               3,923
                                                                                      -------------------

NET ASSETS                                                                                   $ 3,713,235
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                              $ 2,665,897
Net unrealized appreciation on investments                                                     1,047,338
                                                                                      -------------------

NET ASSETS, for 229,413 shares                                                               $ 3,713,235
                                                                                      ===================


NET ASSET VALUE
Offering price and redemption price per share ($3,713,235 / 229,413)                             $ 16.19
                                                                                      ===================

MARTIN CAPITAL U.S. OPPORTUNITY FUND
STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2000
INVESTMENT INCOME
Dividend income                                                                                   $ 4,105
Interest income                                                                                    11,634
Miscellaneous income                                                                                  148
                                                                                           ---------------
TOTAL INCOME                                                                                       15,887

EXPENSES
Investment advisory fee                                                         $ 22,038
Trustees' fees                                                                     2,076
                                                                      -------------------
Total expenses before reimbursement                                               24,114
Reimbursed expenses                                                               (2,076)
                                                                      -------------------
Total operating expenses                                                                           22,038
                                                                                           ---------------
NET INVESTMENT LOSS                                                                                (6,151)
                                                                                           ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gains on options transactions                                         5,598
Change in net unrealized appreciation
   on investment securities                                                    1,047,338
                                                                      -------------------
Net gain on investment securities                                                               1,052,936
                                                                                           ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ 1,046,785
                                                                                           ===============

MARTIN CAPITAL U.S. OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31, 2000
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
   Net investment loss                                                                  $ (6,151)
   Net realized gain on investments                                                        5,598
   Change in net unrealized appreciation                                               1,047,338
                                                                                -----------------
   Net increase in net assets resulting from operations                                1,046,785
                                                                                -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                    2,694,998
   Shares redeemed                                                                       (28,548)
                                                                                -----------------
   Net increase in net assets resulting
   from share transactions                                                             2,666,450
                                                                                -----------------
TOTAL INCREASE IN NET ASSETS                                                           3,713,235
                                                                                -----------------

Net Assets
   Beginning of period                                                                         0
                                                                                -----------------
   End of period [including accumulated undistributed
      net investment income of $0]                                                   $ 3,713,235
                                                                                =================



MARTIN CAPITAL U.S. OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
YEAR ENDED MARCH 31, 2000
SELECTED PER SHARE DATA

Net asset value, beginning of period                      $ 10.00
                                                   ---------------
Income from investment operations
   Net investment income (loss)                             (0.04)
   Net realized and unrealized gain                          6.23
                                                   ---------------
Total from investment operations                             6.19
                                                   ---------------

Net asset value, end of period                            $ 16.19
                                                   ===============

TOTAL RETURN                                               61.90%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             3,713
Ratio of expenses to average net assets                     1.25%
Ratio of expenses to average net assets
   before reimbursement                                     1.37%
Ratio of net investment income (loss) to
   average net assets                                       (0.35)%
Ratio of net investment income (loss) to
   average net assets before reimbursement                  (0.47)%
Portfolio turnover rate                                     0.35%

       MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000

NOTE 1.  ORGANIZATION

     Martin Capital Austin Opportunity Fund (the "Austin Opportunity Fund") and Martin Capital U.S. Opportunity Fund (the "U.S. Opportunity Fund") were organized as series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on August 14, 1998 and commenced operations on September 1, 1999 and April 1, 1999, respectively. Each Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The investment objective of each Fund is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

OPTION WRITING- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains and paid-in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain Martin Capital Advisors, L.L.P. (the "Advisor") to manage each Fund's investments. The Advisor is a Texas limited liability partnership organized on January 29, 1999. Paul Martin, President and controlling partner of the Advisor is primarily responsible for the day-to-day management of the Fund's portfolio.

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     Under the terms of each Fund's management agreement (the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation, for its management services and agreement to pay each Fund's expenses, each Fund is authorized to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period September 1, 1999 (commencement of operations) through March 31, 2000, the Advisor received a fee of $4,479 from the Austin Opportunity Fund. For the fiscal year ended March 31, 2000, the Advisor received a fee of $22,038 from the U.S. Opportunity Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.25% for each Fund. For the period September 1, 1999 (commencement of operations) through March 31, 2000, the Advisor reimbursed expenses of $938 for the Austin Opportunity fund. For the fiscal year ended March 31, 2000, the Advisor reimbursed expenses of $2,076 for the U.S. Opportunity Fund. There is no assurance that such reimbursements will continue in the future.

     Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which each Fund is authorized to incur distribution expenses at an annual rate of 0.25% of the average daily net assets of the Fund. All distribution expenses incurred by a Fund under its plan are paid by the Advisor pursuant to the management agreement.

     Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period September 1, 1999 (commencement of operations) through March 31, 2000, the Administrator received fees of $10,000 from the Advisor for administrative services provided to the Austin Opportunity Fund. For the fiscal year ended March 31, 2000, the Administrator received fees of $18,333 from the Advisor for administrative services provided to the U.S. Opportunity Fund.

     Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the period September 1, 1999 (commencement of operations) through

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

March 31, 2000, Unified received fees of $6,465 from the Advisor for transfer agent services provided to the Austin Opportunity Fund. For the fiscal year ended March 31, 2000, Unified received fees of $17,935 from the Advisor for transfer agent services provided to the U.S. Opportunity Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of each Fund's assets up to $100 million, and 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period September 1, 1999 (commencement of operations) through March 31, 2000, Unified received fees of $4,258 from the Advisor for fund accounting services provided to the Austin Opportunity Fund. For the fiscal year ended March 31, 2000, Unified received fees of $9,600 from the Advisor for fund accounting services provided to the U.S. Opportunity Fund.

     Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the period September 1, 1999 (commencement of operations) through March 31, 2000 and for the fiscal year ended March 31, 2000 for the Austin Opportunity Fund and U.S. Opportunity Fund, respectively. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

AUSTIN OPPORTUNITY FUND. As of March 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at March 31, 2000 was $886,691.

Transactions in shares were as follows:

                                         FOR THE PERIOD SEPTEMBER 1, 1999
                                           (COMMENCEMENT OF OPERATIONS)
                                            THROUGH MARCH 31, 2000

                                     SHARES                         DOLLARS

Shares sold                          74,885                         $889,826
Shares redeemed                        (101)                          (1,233)
                                   ---------                        ---------
                                     74,784                         $888,593
                                   =========                        =========



                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 4. SHARE TRANSACTIONS - CONTINUED

U.S. OPPORTUNITY FUND. As of March 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at March 31, 2000 was $2,665,897.

Transactions in shares were as follows:

                                           FOR THE FISCAL YEAR ENDED
                                                  MARCH 31, 2000
                                    SHARES                         DOLLARS

Shares sold                        231,507                        $2,694,998
Shares redeemed                     (2,094)                          (28,548)
                                   --------                       -----------
                                   229,413                        $2,666,450
                                   ========                       ===========

NOTE 5.  INVESTMENTS

AUSTIN OPPORTUNITY FUND. For the period September 1, 1999 (commencement of operations) through March 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $790,763 and $2,540, respectively. The gross unrealized appreciation for all securities totaled
$223,991 and the gross unrealized depreciation for all securities totaled $61,856 for a net unrealized appreciation of $162,135. The aggregate cost of securities for federal income tax purposes at March 31, 2000 was $893,661.

U.S. OPPORTUNITY FUND. For the fiscal year ended March 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $2,262,297 and $5,622, respectively. The gross unrealized appreciation for all securities totaled $1,163,613 and the gross unrealized depreciation for all securities totaled $116,275 for a net unrealized appreciation of $1,047,338. The aggregate cost of securities for federal income tax purposes at March 31, 2000 was $2,653,693.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 - CONTINUED

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2000, National Investor Services owned of record in aggregate more than 27% of the Austin Opportunity Fund. As of March 31, 2000, National Investor Services owned of record in aggregate more than 67% of the U.S. Opportunity Fund.

NOTE 8. CALL OPTIONS WRITTEN

U.S. OPPORTUNITY FUND. Transactions in options written during the fiscal year ended March 31, 2000 were as follows:

                                                NUMBER OF     PREMIUMS
                                                CONTRACTS     RECEIVED

Options written                                     5           $5,600

Options expired                                    (5)          (5,600)
                                                 ------         -------
Options outstanding at March 31, 2000               0           $    0
                                                 ======         =======

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          INDEPENDENT AUDITOR'S REPORT
                                  April 20, 2000


To The Shareholders and Board of Trustees
Martin Capital Opportunity Funds (series of AmeriPrime Funds)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Martin Capital Opportunity Funds (comprising, respectively, the Martin Capital Austin Opportunity Fund and the Martin Capital U.S. Opportunity Fund), as of March 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Martin Capital Austin Opportunity Fund and the Martin Capital U.S. Opportunity Fund as of March 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
April 20, 2000

WESTCOTT NOTHING BUT NET FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
COMMON STOCKS - 101.3%                                            SHARES                        VALUE

COMMUNICATIONS SOFTWARE - 11.2%
Communication Intelligence Corp. (a)                                 15,000                        $ 89,532
Lernout & Hauspie Speech Products NV (a)                              2,000                         221,000
                                                                                           -----------------
                                                                                                    310,532
                                                                                           -----------------
CORPORATE, PROFESSIONAL & FINANCIAL SOFTWARE - 8.7%
Ariba, Inc. (a)                                                         750                         157,219
Cybercash, Inc. (a)                                                   3,625                          48,938
Intuit, Inc. (a)                                                        650                          35,344
                                                                                           -----------------
                                                                                                    241,501
                                                                                           -----------------
DATABASE & FILE MANAGEMENT SOFTWARE - 3.8%
Centura Software Corp. (a)                                           10,000                         103,438
                                                                                           -----------------
DEVELOPMENT TOOLS, AND OPERATING SYSTEMS - 5.5%
BE, Inc. (a)                                                         10,000                         151,250
                                                                                           -----------------
DIVERSIFIED TELECOM SERVICE PROVIDERS - 1.4%
Qwest Communications International, Inc. (a)                            825                          39,600
                                                                                           -----------------
INFORMATION COLLECTION & DELIVERY SERVICES - 16.7%
Hyperfeed Technologies, Inc. (a)                                     40,000                         240,000
Multex.com, Inc. (a)                                                  1,175                          43,640
WAVO Corp. (a)                                                       40,000                         178,752
                                                                                           -----------------
                                                                                                    462,392
                                                                                           -----------------
INTERNET & INTRANET SOFTWARE SERVICES - 7.3%
Exodus Communications, Inc. (a)                                         400                          56,250
Healtheon / WebMd Corp. (a)                                           1,900                          42,988
Inktomi Corp. (a)                                                       265                          51,675
Network Solutions, Inc. (a)                                             250                          38,422
RealNetworks Inc. (a)                                                   225                          12,821
                                                                                           -----------------
                                                                                                    202,156
                                                                                           -----------------
INTERNET & ONLINE CONTENT PROVIDERS - 16.6%
America Online, Inc. (a)                                                800                          54,300
Blue Zone, Inc.                                                      10,000                          90,000
Mediconsult.com, Inc. (a)                                            80,000                         230,000
Yahoo, Inc. (a)                                                         500                          85,688
                                                                                           -----------------
                                                                                                    459,988
                                                                                           -----------------
INVESTMENT BANKING & BROKERAGE - 6.7%
E*Trade Group, Inc. (a)                                               1,100                          32,931
Knight/Trimark Group, Inc. (a)                                        3,000                         153,000
                                                                                           -----------------
                                                                                                    185,931
                                                                                           -----------------
MARKETING & PUBLIC RELATION SERVICES - 1.7%
Be Free, Inc. (a)                                                     1,120                          24,640
Razorfish, Inc. - Class A (a)                                           800                          21,850
                                                                                           -----------------
                                                                                                     46,490
                                                                                           -----------------
WESTCOTT NOTHING BUT NET FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED

MISCELLANEOUS BUSINESS SERVICES - 5.6%
eBAY, Inc. (a)                                                          750                       $ 132,000
Ventro Corp. (a)                                                        375                          21,234
                                                                                           -----------------
                                                                                                    153,234
                                                                                           -----------------
MULTIMEDIA PRODUCTION, GRAPHICS & PUBLISHING - 1.4%
Macromedia, Inc. (a)                                                    430                          38,834
                                                                                           -----------------

NETWORKING & COMMUNICATION DEVICES - 5.8%
Foundry Networks, Inc. (a)                                              240                          34,500
LinuxWizardry System, Inc. (a)                                       35,200                         126,498
                                                                                           -----------------
                                                                                                    160,998
                                                                                           -----------------
SECURITY SOFTWARE SERVICES - 3.8%
Check Point Software Technologies LTD. (a)                              350                          59,872
VeriSign, Inc. (a)                                                      300                          44,963
                                                                                           -----------------
                                                                                                    104,835
                                                                                           -----------------
SERVICES TO FINANCIAL COMPANIES - 2.4%
Checkfree Holdings Corp. (a)                                            375                          26,438
First Data Corp.                                                        900                          39,769
                                                                                           -----------------
                                                                                                     66,207
                                                                                           -----------------
SERVICES TO COMMUNICATION PROVIDERS - 1.7%
Global Crossing LTD. (a)                                                650                          26,650
Network Access Solutions Corp. (a)                                      950                          20,900
                                                                                           -----------------
                                                                                                     47,550
                                                                                           -----------------
SPECIALTY RETAIL - 1.0%
Amazon.com, Inc. (a)                                                    400                          26,800
                                                                                           -----------------

TOTAL COMMON STOCKS (COST $3,034,407)                                                             2,801,736
                                                                                           -----------------

TOTAL INVESTMENTS - 101.3% (COST $3,034,407)                                                      2,801,736
                                                                                           -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%                                                      (36,385)
                                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                                       $ 2,765,351
                                                                                           =================
(a) Non-income producing


WESTCOTT NOTHING BUT NET FUND                                                             MARCH 31, 2000
STATEMENT OF ASSETS & LIABILITIES (Unaudited)

ASSETS

Investment in securities (cost $3,034,407)                                                   $ 2,801,736
Dividends receivable                                                                                  18
Interest receivable                                                                                  592
Receivable for securities sold                                                                   174,260
                                                                                      -------------------
   TOTAL ASSETS                                                                                2,976,606

LIABILITIES

Accrued investment advisory fee payable                                    $ 4,738
Accrued distribution fee payable                                               177
Payable for securities purchased                                            13,751
Payable to custodiun bank                                                  192,439
Other payables and accrued expenses                                            150
                                                                  -----------------

   TOTAL LIABILITIES                                                                             211,255
                                                                                      -------------------

NET ASSETS                                                                                   $ 2,765,351
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                              $ 3,019,791
Accumulated net investment loss                                                                  (10,665)
Accumulated net realized loss on investments                                                     (11,104)
Net unrealized depreciation on investments                                                      (232,671)
                                                                                      -------------------

NET ASSETS                                                                                   $ 2,765,351
                                                                                      ===================


CLASS A:

Net Asset Value, offering price and redemption
   price per share ($273,426/28,362 shares)                                                       $ 9.64
                                                                                      ===================

CLASS I:

Net Asset Value, offering price and redemption
   price per share ($2,491,925/260,053 shares)                                                    $ 9.58
                                                                                      ===================



WESTCOTT NOTHING BUT NET FUND
STATEMENT OF OPERATIONS FOR THE PERIOD DECEMBER 8, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000 (UNAUDITED)
INVESTMENT INCOME
Dividend income                                                                                      $ 36
Interest income                                                                                     2,347
                                                                                           ---------------
TOTAL INCOME                                                                                        2,383


EXPENSES
Investment advisory fee                                                         $ 12,722
Distribution fees - Class A                                                          177
Trustee's fees                                                                     1,343
                                                                      -------------------
Total expenses before reimbursement                                               14,242
Reimbursed expenses                                                               (1,194)
                                                                      -------------------
Total operating expenses                                                                           13,048
                                                                                           ---------------
NET INVESTMENT LOSS                                                                               (10,665)
                                                                                           ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                                       (11,104)
Change in net unrealized depreciation
   on investment securities                                                     (232,671)
                                                                      -------------------
Net loss on investment securities                                                                (243,775)
                                                                                           ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ (254,440)
                                                                                           ===============



WESTCOTT NOTHING BUT NET FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD DECEMBER 8, 1999 (COMMENCEMENT
   OF OPERATIONS) TO MARCH 31, 2000 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment loss                                                                 $ (10,665)
   Net realized loss on investment securities                                            (11,104)
   Change in net unrealized depreciation                                                (232,671)
                                                                                -----------------
   Net decrease in net assets resulting from operations                                 (254,440)
                                                                                -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                                  0
   Return of capital                                                                           0
   From net realized gain                                                                      0
                                                                                -----------------
   Total distributions                                                                         0

SHARE TRANSACTIONS - NET INCREASE
   Class A                                                                               284,693
   Class I                                                                             2,735,098
                                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                             3,019,791
                                                                                -----------------
   TOTAL INCREASE IN NET ASSETS                                                        2,765,351
                                                                                -----------------

Net Assets
   Beginning of period                                                                         0
                                                                                -----------------
   End of period [including accumulated net                                           $ 2,765,351
   investment loss of $(10,665)]                                                =================



WESTCOTT NOTHING BUT NET FUND
CLASS A
FINANCIAL HIGHLIGHTS FOR THE PERIOD DECEMBER 8, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000 (UNAUDITED)

Selected Per Share Data

Net asset value, beginning of period                      $ 10.00
                                                   ---------------
Income from investment operations
   Net investment loss                                      (0.06)
   Net realized and unrealized gain (loss)                  (0.30)
                                                   ---------------
Total from investment operations                            (0.36)
                                                   ---------------
Less distributions:
   Distributions from net investment income                  0.00
   Distributions from net realized gains                     0.00
                                                   ---------------
Total distributions                                          0.00
                                                   ---------------
Net asset value, end of period                             $ 9.64
                                                   ===============

TOTAL RETURN (a)                                            (3.60)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                              $273
Ratio of expenses to average net assets                     1.97%  (b)
Ratio of expenses to average net assets
   before reimbursement                                     2.17%  (b)
Ratio of net investment income to
   average net assets                                      (1.64)% (b)
Ratio of net investment income (loss) to
   average net assets before reimbursement                 (1.84)% (b)
Portfolio turnover rate                                   124.70%  (b)


(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

WESTCOTT NOTHING BUT NET FUND
CLASS I
FINANCIAL HIGHLIGHTS FOR THE PERIOD DECEMBER 8, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000 (UNAUDITED)

Selected Per Share Data

Net asset value, beginning of period                      $ 10.00
                                                   ---------------
Income from investment operations
   Net investment loss                                      (0.05)
   Net realized and unrealized gain (loss)                  (0.37)
                                                   ---------------
Total from investment operations                            (0.42)
                                                   ---------------
Less distributions:
   Distributions from net investment income                  0.00
   Distributions from net realized gains                     0.00
                                                   ---------------
Total distributions                                          0.00
                                                   ---------------
Net asset value, end of period                             $ 9.58
                                                   ===============

TOTAL RETURN (a)                                            (4.20)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                            $2,492
Ratio of expenses to average net assets                     1.72%  (b)
Ratio of expenses to average net assets
   before reimbursement                                     1.90%  (b)
Ratio of net investment income to
   average net assets                                      (1.40)% (b)
Ratio of net investment income (loss) to
   average net assets before reimbursement                 (1.58)% (b)
Portfolio turnover rate                                   124.70%  (b)


(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     The Westcott Nothing But Net Fund (the "Fund") was organized as diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 8, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide long-term growth of capital. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest without par value.

     The Fund currently consists of two classes of shares, Class A and Class I, each of which has equal rights as to assets and voting privileges except that each class has different distribution expenses. Each class has exclusive voting rights with respect to its distribution plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATION- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

using the amortized-cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Aegis Asset Management, Inc. (the "Adviser") to manage the Fund's investments. Layng Guerriero is primarily responsible for the day-to-day management of the portfolio of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.70% computed and accrued daily and paid. For the period from December 8, 1999 (commencement of operations) through March 31, 2000, the Adviser received a fee of $12,722 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.97%, and 1.72% for A and B shares, respectively. For the period from December 8, 1999 (commencement of operations) through March 31, 2000, The Adviser reimbursed expenses of $1,194. There is no assurance that such reimbursement will continue in the future.

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     On behalf of the Class A shares, the fund has adopted a distribution fee (the "Distribution Plan") under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A Shares. For the period from December 8, 1999 (commencement of operations) through March 31, 2000, the Adviser received distribution fees of $177 from the Fund for expenses related to the sale of Fund shares.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from December 8, 1999 (commencement of operations) through March 31, 2000, the Administrator received fees of $9,390 from the Adviser for administrative services provided to the Fund.

    The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the period from December 8, 1999 (commencement of operations), Unified received fees of $6,653 from the Adviser for transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period from December 8, 1999 (commencement of operations), Unified received fees of $5,574 from the Adviser for fund accounting services.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period from December 8, 1999 (commencement of operations) through March 31, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of March 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at March 31, 2000 was $3,019,791.

     Transactions in shares were as follows:

                                          FOR THE PERIOD DECEMBER 8, 1999
                                           (COMMENCEMENT OF OPERATIONS)
                                                  TO MARCH 31, 2000

                                       SHARES                     DOLLARS
CLASS A:
Shares sold                            50,886                     $538,241

Shares issued from
reinvested Dividends                        0                            0

Shares redeemed                       (22,524)                    (253,548)
                                     ----------                 -----------
                                       28,362                     $284,693
                                     ==========                 ===========



                                          FOR THE PERIOD DECEMBER 8, 1999
                                           (COMMENCEMENT OF OPERATIONS)
                                                  TO MARCH 31, 2000

                                      SHARES                       DOLLARS
CLASS I:
Shares sold                           281,134                     $2,960,385

Shares issued from
reinvested Dividends                        0                              0

Shares redeemed                       (21,081)                      (225,287)
                                    ----------                    ----------
                                      260,053                     $2,735,098
                                    ==========                    ==========

NOTE 5.  INVESTMENTS

     For the period from December 8, 1999 (commencement of operations) through March 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $3,767,548 and $722,039, respectively. As of March 31, 2000, the gross unrealized appreciation for all securities totaled $334,090 and the gross unrealized depreciation for all securities totaled $566,761 for a net unrealized depreciation of $232,671. The aggregate cost of securities for federal income tax purposes at March 31, 2000 was $3,034,407.

                          WESTCOTT NOTHING BUT NET FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2000, Margaret Guerriero beneficially owned in aggregate more than 94% of A Shares of the Fund. As of March 31, 2000, Eckhard Pfeiffer beneficially owned in aggregate more than 89% of I Shares of the Fund.